Note 8 - Fair Value - Reconciliation Of Changes In Fair Value Measurement - Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Assets fair value reconciliation abstract
Assets at the beginning of the period	€ 676,689,000,000		€ 690,059,000,000
Changes in fair value level 3 assets abstract
Assets at the end of the period	698,690,000,000		676,689,000,000		€ 690,059,000,000
Assets Member [Member]
Assets fair value reconciliation abstract
Assets at the beginning of the period	3,527,000,000		835,000,000		822,000,000
Changes in fair value level 3 assets abstract
Group Incorporations Assets	0		0		0
Changes in FV recognized in P&L Assets	112,000,000	[1]	(167,000,000)	[2]	(24,000,000)	[3]
Changes in FV recognized in OCI Assets	2,000,000		(4,000,000)		(45,000,000)
Acquisitions Disposals Liquidations Assets	5,000,000	[4]	2,102,000,000	[5]	32,000,000	[6]
Net inflows level 3 assets	77,000,000		761,000,000		106,000,000
Exchange Differences And Others Assets	31,000,000		0		(55,000,000)
Assets at the end of the period	€ 3,753,000,000		€ 3,527,000,000		€ 835,000,000

[1]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[2]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[3]

(*) Profit or loss that is attributable to gains or losses relating to those financial ass ets and liabilities held as of December 31, 2019, 2018 and 2017 . Valuation adjustments are recorded under the heading “Gains (losses) on financial assets and liabilities (net)”.

[4]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.

[5]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.

[6]

(**) Of which, in 2019, the assets roll forward is comprised of €1,525 million of acquisitions, €1,102 million of disposals and €417 million of liquidations. The liabilities roll forward is comprised of €858 million of acquisitions, €53 million of sales and €210 million of liquidations.